FAIR VALUE MEASUREMENTS 6 (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment		$ (10)
Deconsolidation Gain Or Loss Amount	[1]			$ (60)	$ (40)
Energia Sierra Juarez Wind Project [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Gain on sale of assets, after tax			$ 14
Gain attributable to remeasurement, after tax			7
Proceeds from sale			26
Deconsolidation Gain Or Loss Amount			19
Net of Cash Sold			2
Proceeds from sale, net of cash sold			$ 24

[1]	Included in Gain on Sale of Equity Interests and Assets on our Consolidated Statements of Operations.